FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2015
Banking and Thrift [Abstract]
Advances
Maturity dates of FHLB advances were as follows:

September 30,	2015	2014
	(In thousands)
FHLB advances
Within 1 year	$250,000	$100,000
1 to 3 years	750,000	700,000
4 to 5 years	430,000	730,000
More than 5 years	400,000	400,000
	$1,830,000	$1,930,000

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2015	2014	2013
	(In thousands)
Weighted average interest rate at end of year	3.35%	3.52%	3.52%
Weighted daily average interest rate during the year	3.57%	3.56%	3.57%
Daily average of FHLB advances	$1,848,904	$1,955,205	$1,905,479
Maximum amount of FHLB advances at any month end	$1,930,000	$2,205,000	$1,930,000
Interest expense during the year (excludes interest rate swap expense)	$64,331	$68,307	$68,075